Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
9.
Intangible Assets, net

Intangible asset is comprised of following:

		As of December 31, 2024			As of December 31, 2025
	Weighted average amortization period	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
	(in years)	(in US$ thousands)			(in US$ thousands)
Developed technology (Note 3)	5	$2,575	$(1,985)	$590	$2,575	$(2,496)	$79
Customer relationships (Note 3)	3	2,600	(2,600)	—	2,600	(2,600)	—
Others	5	308	(287)	21	308	(291)	17
Total	4	$5,483	$(4,872)	$611	$5,483	$(5,387)	$96

Amortization expense were US$1.4 million, US$0.7 million and US$0.5 million for the years ended December 31, 2023, 2024 and 2025, respectively. As of December 31, 2025, the Company will record estimated amortization expenses of US$0.1 million for the year ending December 31, 2026.